Property plant and equipment net	6 Months Ended
Mar. 31, 2023
Property plant and equipment net
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Plant, machinery and equipment	$66,756	$64,449
Transportation equipment	51,004	49,241
Office equipment	20,980	20,254
Subtotal	138,740	133,944
Accumulated depreciation	(105,182)	(89,076)
Total	$33,558	$44,868

Depreciation expense was $12,724 and $18,375 for the six months ended March 31, 2023 and 2022, respectively.